Consolidated Statements of Shareholders' Equity (Parantheticals) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Stockholders' Equity [Abstract]
Common Stock Dividends Per Share Declared	$ 0.22	$ 0.21	$ 0.50